Segmented Information (Tables)	3 Months Ended
Jan. 31, 2024
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the three months ended January

31, 2024 and January 31, 2023.
Results by Business Segment 1,2
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 3 Corporate 3 Total
For the three months ended January 31
2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023
Net interest income (loss) $ 3,833 $ 3,539 $ 2,899 $ 3,167 $ 285 $ 283 $ 198 $ 525 $ 273 $ 219 $ 7,488 $ 7,733
Non-interest income (loss) 1,051 1,050 604 560 2,850 2,632 1,582 820 139 (594) 6,226 4,468
Total revenue 4,884 4,589 3,503 3,727 3,135 2,915 1,780 1,345 412 (375) 13,714 12,201
Provision for (recovery of)
credit losses 423 327 385 200 – – 10 32 183 131 1,001 690
Insurance service expenses – – – – 1,366 1,164 – – – – 1,366 1,164
Non-interest expenses

1,984 1,863 2,410 2,040 1,047 1,009 1,500 883 1,089 2,317 8,030 8,112
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,477 2,399 708 1,487 722 742 270 430 (860) (2,823) 3,317 2,235
Provision for (recovery of)
income taxes

692 670 (5) 204 167 188 65 99 (285) (222) 634 939
Share of net income from
investment in Schwab 4,5 – – 194 301 – – – – (53) (16) 141 285
Net income (loss) $ 1,785 $ 1,729 $ 907 $ 1,584 $ 555 $ 554 $ 205 $ 331 $ (628) $ (2,617) $ 2,824 $ 1,581
Amounts for the three months ended January 31, 2023 have been restated for the adoption of IFRS 17. Refer to

Note 2 for details.
2

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
3

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

4

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s FDIC special assessment charge are recorded in the Corporate segment.
5

The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to

Note 7 for further details.

Summary of Results by Geographic Location
Total Assets by Business Segment 1
(millions of Canadian dollars)
Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at January 31, 2024
Total assets $ 565,310 $ 546,140 $ 22,522 $ 652,260 $ 124,660 $ 1,910,892
As at October 31, 2023
Total assets $ 560,303 $ 560,585 $ 22,293 $ 673,398 $ 138,560 $ 1,955,139
Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.